SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, Restricted Cash, and Cash Equivalents and Accounts Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents	$ 0	$ 0	$ 0
New Dragonfly
Cash equivalents	$ 0	$ 0	0
Period within which payment is due from customers	30 days	30 days
Allowance for doubtful accounts	$ 54,000	$ 50,000	$ 0